UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $ 4,575,503.94
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- --------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- --------- -------- --- ---- ---------- -------- ---- ------ ----
Novartis AG ADR                            Com            66987v109 194500.50     3175          SOLE                Sole      0    0
Xilinx                                     Com            983919101 198780.38     5950          SOLE                Sole      0    0
Coca Cola                                  Com            191216100 199511.80     5260          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756 203793.82     2019          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103 213282.00     2890          SOLE                Sole      0    0
EOG Resources                              Com            26875p101 217377.00     1940          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109 228194.40     3290          SOLE                Sole      0    0
Roche Holding AG                           Com            771195104 229781.10     4890          SOLE                Sole      0    0
Apple Computer                             Com            037833100 236822.28      355          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209 257212.50     9025          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702 258426.00     2930          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104 295968.45     4295          SOLE                Sole      0    0
Microsoft                                  Com            594918104 297600.00    10000          SOLE                Sole      0    0
Qualcomm                                   Com            747525103 306819.97     4911          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155 359248.50    14950          SOLE                Sole      0    0
Wells Fargo                                Com            949746101 364278.86    10550          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102 513906.38     5620          SOLE                Sole      0    0